Notes Payable and Stock Purchase Warrants - Energy Capital, LLC Borrowing Facility (Details) - Energy Capital	Dec. 07, 2015 USD ($)
Long term debt
Maximum principal amount available under facility	$ 10,000,000
Minimum proceeds from a capital stock offering	20,000,000
Maximum available cash	500,000
Minimum available cash	500,000
Minimum threshold of proceeds from an underwritten public offering of equity securities which will trigger repayment of principal and interest under the credit facility	$ 45,000,000
Minimum period of after the closing of an underwritten public offering, for which the entity must receive the threshold amount of proceeds from such public offering	10 days